STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance, Beginning (Inception) at May. 16, 2017
Balance, Beginning (Inception) (in shares) at May. 16, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for service	$ 2,000			$ 2,000
Issuance of common stock for service (in shares)	20,000,000
Additional paid-in capital		312		312
Net income			(4,312)	(4,312)
Balance, Ending at Dec. 31, 2017	$ 2,000	$ 312	$ (4,312)	$ (2,620)
Balance, Ending (in shares) at Dec. 31, 2017	20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for service (in shares)				4,395,000
Net income				$ 27,564
Balance, Ending at Sep. 30, 2018				$ 27,574